Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Distribution of ferrovial individual profit loss [Line Items]
Profit (loss)	€ 3,490	€ 511	€ 305
Issued capital [member]
Distribution of ferrovial individual profit loss [Line Items]
Profit (loss)	0	0	€ 0
Ferrovial SA [Member]
Distribution of ferrovial individual profit loss [Line Items]
Profit (loss)	€ 3,270	3,270
Proposed distributionr prior year losses		€ 3,270
Ordinary shares [member] | Issued capital [member]
Movements of share capital [Line Items]
Number of shares outstanding		740,688,365	727,443,261